Other current payables and liabilities - Summary of Other current payables (Parenthetical) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other current payables and liabilities [abstract]
Legal and other professional fees incurred	$ 17,011,861	$ 17,361,197
Percentage of Deferred Fee Payables	50.00%	50.00%